Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
Schedule of estimated useful lives
Estimated Useful Life
Office equipment	3 to 5 Years
Motor vehicles	10 Years
Leasehold improvement	Shorter of useful life or lease term

Schedule of the disaggregation of the Company’s revenue
	For the years ended June 30,
	2022	2021	2020
Revenue from operations:
Event hosting	$14,711,787	$14,978,643	$7,630,377
Brand promotion	8,733,764	750,315	2,241,869
Event planning and execution	8,420,328	9,196,773	5,493,851
Other services	415,664	600,826	321,983
Total revenue	$32,281,543	$25,526,557	$15,688,080

Schedule of deferred revenue
Amount
June 30, 2020	$1,764,608
Addition	8,070,036
Recognized as revenue within the year ended June 30, 2021	(8,185,797)
June 30,2021	1,648,847
Addition	47,710
Recognized as revenue within the year ended June 30, 2022	(1,648,847)
June 30,2022	$47,710